Impairment Tests - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) SegmentUnit	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating unit | SegmentUnit	1
Right-of-Use Asset
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets | $	$ 0	$ 0	$ 500,000